Investments in Other Companies - Associates Statement of financial position (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Associates
TOTAL ASSETS	$ 52,908,434	$ 32,561,437	$ 31,357,304	$ 31,057,596
TOTAL LIABILITIES	47,147,669	29,016,089	28,049,630	$ 27,882,271
Minority interest	2	1	1
TOTAL LIABILITIES AND EQUITY	$ 52,908,434	32,561,437	31,357,304
Associates
Associates
Current assets		831,426	744,016
Non-current assets		129,402	113,115
TOTAL ASSETS		960,828	857,131
Current liabilities		826,258	738,725
Non-current liabilities		15,319	14,192
TOTAL LIABILITIES		841,577	752,917
Equity		119,242	104,205
Minority interest		9	9
TOTAL LIABILITIES AND EQUITY		960,828	857,131
Centro de Compensacion Automatizado S.A.
Associates
Current assets		2,351	1,748
Non-current assets		4,520	3,760
TOTAL ASSETS		6,871	5,508
Current liabilities		1,826	1,146
Non-current liabilities		349	377
TOTAL LIABILITIES		2,175	1,523
Equity		4,696	3,985
TOTAL LIABILITIES AND EQUITY		6,871	5,508
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A.
Associates
Current assets		5,114	5,731
Non-current assets		1,224	368
TOTAL ASSETS		6,338	6,099
Current liabilities		500	627
TOTAL LIABILITIES		500	627
Equity		5,838	5,472
TOTAL LIABILITIES AND EQUITY		6,338	6,099
Soc. Operadora de Tarjetas de Credito Nexus S.A.
Associates
Current assets		11,114	10,915
Non-current assets		21,555	19,123
TOTAL ASSETS		32,669	30,038
Current liabilities		13,735	15,141
Non-current liabilities		5,153	4,088
TOTAL LIABILITIES		18,888	19,229
Equity		13,781	10,809
TOTAL LIABILITIES AND EQUITY		32,669	30,038
Sociedad Interbancaria de Depositos de Valores S.A.
Associates
Current assets		51	71
Non-current assets		3,669	3,133
TOTAL ASSETS		3,720	3,204
Current liabilities		61	103
TOTAL LIABILITIES		61	103
Equity		3,659	3,101
TOTAL LIABILITIES AND EQUITY		3,720	3,204
Redbanc S.A.
Associates
Current assets		6,371	4,642
Non-current assets		14,864	15,285
TOTAL ASSETS		21,235	19,927
Current liabilities		8,702	7,884
Non-current liabilities		5,049	5,621
TOTAL LIABILITIES		13,751	13,505
Equity		7,484	6,422
TOTAL LIABILITIES AND EQUITY		21,235	19,927
Transbank S.A.
Associates
Current assets		744,681	647,384
Non-current assets		76,097	63,091
TOTAL ASSETS		820,778	710,475
Current liabilities		763,236	660,720
Non-current liabilities		738	237
TOTAL LIABILITIES		763,974	660,957
Equity		56,804	49,518
TOTAL LIABILITIES AND EQUITY		820,778	710,475
Administrador Financiero del Transantiago S.A.
Associates
Current assets		50,474	51,803
Non-current assets		830	819
TOTAL ASSETS		51,304	52,622
Current liabilities		34,896	37,912
Non-current liabilities		918	803
TOTAL LIABILITIES		35,814	38,715
Equity		15,490	13,907
TOTAL LIABILITIES AND EQUITY		51,304	52,622
Sociedad Imerc OTC S.A.
Associates
Current assets		11,270	21,722
Non-current assets		6,643	7,536
TOTAL ASSETS		17,913	29,258
Current liabilities		3,302	15,192
Non-current liabilities		3,112	3,066
TOTAL LIABILITIES		6,414	18,258
Equity		11,490	10,991
Minority interest		9	9
TOTAL LIABILITIES AND EQUITY		$ 17,913	$ 29,258